Note 11 - Long-term Debt	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]

Note 11 - Long-Term Debt

Avenue Capital Loan

On January 26, 2022 (“Closing Date”), the Company entered into a loan and security agreement (the “Avenue Capital Agreement”) with Avenue Venture Opportunities Fund II, L.P. and Avenue Venture Opportunities Fund II, L.P. as lenders (the “Avenue Capital Lenders”), and Avenue Capital Management II, L.P. as administrative agent (the “Avenue Capital Agent”), collectively (“Avenue Capital”), pursuant to which the Avenue Capital Lenders provided the Company and certain of its subsidiaries with a secured $15.0 million loan. The interest rate on the loan was the greater of the prime rate or 3.25%, plus 7.4%, payable monthly in arrears. The maturity date of the loan was  January 26, 2025. The proceeds from the Avenue Capital Agreement were used towards the repayment of the term loans.

Pursuant to the Avenue Capital Agreement, the Company was required to make interest only payments for the first 18 months following the Closing Date (the “Interest-only Period”). The Interest-only Period could be extended automatically without any action by any party for six months provided as of the last day of the Interest-only Period then in effect, the Company received, prior to June 15, 2023, a specified amount of net proceeds from the sale and issuance of its equity securities (“Interest-only Milestone 1”). The Interest-only Period was able to be further extended automatically without any action by any party for an additional six months provided, the Company had achieved, prior to December 31, 2023, (i) Interest-only Milestone 1 and (ii) a specified amount of trailing 12 months revenue as of the date of determination.

On January 26, 2022 (“Issuance Date”), as consideration for entering into the Avenue Capital Agreement, the Company issued warrants to the Avenue Capital Lenders to purchase shares of common stock at an exercise price equal to $24.20 per share (the “Avenue Capital Warrants”). The Avenue Capital Warrants provided that in the event the Company were to engage in an equity offering at a price lower than $24.20 prior to June 30, 2022, the exercise price would be adjusted to the effective price of such equity offering and the number of shares of common stock to be issued under the Avenue Capital Warrants would be adjusted as set forth in the agreement. The Avenue Capital Warrants were immediately exercisable and expire on January 31, 2027. At inception, the Company accounted for the Avenue Capital Warrants as a derivative warrant liability as the number of warrants was not fixed at the Issuance Date. The fair value of the Avenue Capital Warrants at issuance was approximately $0.6 million.

On March 7, 2022, the Company closed on an equity offering of shares of common stock and warrants, as described in Note 15 - Stockholders Equity, at an offering price of $25.00 per share. As this offering precluded the Company from pursuing any equity financing prior to July 7, 2022, and the effective price of the March 7, 2022, offering was more than the exercise price of the Avenue Capital Warrants, the shares of common stock issuable upon exercise of the Avenue Capital Warrants were set at an exercise price of $24.20.

On October 25, 2022, the Company entered into an agreement with Avenue Venture Opportunities Fund, L.P (“Avenue”) to extend the interest-only period of its existing senior secure loan facility held with Avenue. The amendment to the original loan agreement, which was executed in January 2022, extended the interest-only period to January 2024. In exchange for this extension of the interest-only period, the Company and Avenue agreed to reset the exercise price of the warrants issued in conjunction with the original loan agreement to $8.60, corresponding to the warrant exercise price associated with the Company’s August 2022 equity financing.

On June 13, 2023, in conjunction with the Securities Purchase Agreement described in Note 16 - Warrants, the interest-only period of the Avenue Capital Agreement was extended further upon the achievement of both the revenue-based milestone and equity raise-based milestone stipulated in the Avenue Capital Agreement. As a result, the interest-only period was extended to  January 26, 2025.

In addition to the debt discount discussed above, the Company also incurred $0.4 million loan origination, legal and other fees. The debt discount and issuance costs were being amortized over the term of the loan, using the effective interest method resulting in an effective rate of 16.6%. Total interest expense on the Avenue Capital loan including debt discount amortization, were $3.4 million and $2.7 million for the years ended June 30, 2024, and 2023.

On June 12, 2024, the Company used proceeds from the Eclipse Term Loan and a portion of the proceeds from the exercise of warrants to repay the Avenue Capital loan in full. Upon early repayment of the Avenue Capital loan, the Company was required to pay Avenue Capital a fee equal to 1.0% of the loan or $0.2 million. In addition, upon the payment in full of the obligations, the Company was required to pay Avenue Capital a fee in the amount of $0.6 million (“Final Payment”). At inception, the Company accounted for the Final Payment as additional obligations on the debt, with the corresponding charge being recorded as debt discount. At retirement, the early termination fee, the Final Payment fee, and the write-off of all remaining related debt discount and deferred financing costs were included in the calculation of loss on extinguishment of debt. The Company recorded a loss on extinguishment of debt of $0.6 million related to the retirement of the Avenue Capital loan in the fourth quarter of fiscal 2024.

Eclipse Term Loan

On June 12, 2024, the Company and certain of its subsidiaries entered into Eclipse Amendment No. 5, which provided for among other things, the Eclipse Term Loan and the Eclipse Revolving Loan described further in Note 10 - Revolving Credit Facility. The Eclipse Term Loan consists of a principal amount of $13.0 million, at an interest rate of SOFR plus 7.0%, with a four-year term maturing on June 12, 2028, and a straight-line loan amortization period of seven years, which would provide for a loan balance at the end of the four-year term of $5.6 million to be repaid on June 12, 2028, the maturity date. The Company used the proceeds of the Eclipse Term Loan and a portion of the proceeds from warrant exercises described below to repay in full the Avenue Capital loan. The effective interest rate on the Eclipse Term Loan was 12.4% as of June 30, 2024.

In the event that, for any reason, all or any portion of the Eclipse Agreement is terminated prior to the scheduled maturity date, in addition to the payment of all outstanding principal and unpaid accrued interest, the Company is required to pay a fee equal to (i) 3.0% of the Eclipse Term Loan if such event occurs on or before June 12, 2025, (ii) 2.0% of the Eclipse Term Loan if such event occurs after June 12, 2025, but on or before June 12, 2026, (iii) 1.0% of the Eclipse Term Loan if such event occurs after June 12, 2026, but on or before June 12, 2027, and (iv) 0.5% of the Eclipse Term Loan if such event occurs after June 12, 2026, but on or before June 12, 2028. The Company may also be required to pay an early termination fee related to the Eclipse Revolving Loan as further described in Note 10 - Revolving Credit Facility. The Company may permanently terminate the Eclipse Agreement upon written notice to Eclipse. The Company’s obligations under the Eclipse Agreement are secured by substantially all of the Company’s assets, as further defined in the Eclipse Agreement.

The Eclipse Agreement contains customary affirmative covenants, negative covenants and events of default, as defined in the agreement, including covenants and restrictions that, among other things, require the Company to satisfy certain capital expenditure limitations and other financial covenants, and restricts the Company’s ability to incur liens, incur additional indebtedness, make certain dividends and distributions with respect to equity securities, engage in mergers and acquisitions or make certain asset sales without the prior written consent of the Eclipse Lender. A failure to comply with these covenants could permit the Eclipse Lender to declare the Company’s obligations under the agreement, together with accrued interest and fees, to be immediately due and payable, plus any applicable additional amounts relating to a prepayment or termination, as described above. As of June 30, 2024, the Company was in compliance with the covenants under the Eclipse Agreement.

The Company recorded total debt discount and allocated debt issuance costs of $0.3 million related to the Eclipse Term Loan, which will be amortized over the term of the loan. The Company incurred interest expense on the Eclipse Term Loan, including debt discount and issuance costs amortization, of $0.1 million for the year ended June 30, 2024.

Long-term debt consists of the following:

	June 30,
	2024	2023
	(in thousands)
Term loan principal amount	$13,000	$15,000
Unamortized debt discount and issuance costs	(266)	(925)
Final payment fee	—	638
Financing leases	—	85
Total debt	12,734	14,798
Less: current portion of debt	(1,857)	(85)
Total debt, net of current portion	$10,877	$14,713

Future principal payments of long-term debt are as follows:

June 30,
(in thousands)
2025	$1,857
2026	1,857
2027	1,857
2028	7,429
Total future term loan principal payments	13,000
Less: unamortized debt discount and issuance costs	(266)
Less: current portion of debt	(1,857)
Total debt, net of current portion	$10,877